Equity (Equity Units) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 04, 2021 $ / shares
Equity [Abstract]
Equity Unit, Shares Issued | shares	10,430,500
Corporate Equity Unit, Stated Value Per Share | $ / shares	$ 100
Preferred Stock, Beneficial Ownership Interest in One Share	0.10
Preferred Stock, Dividend Rate, Percentage	0.00%
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 1,000
Proceeds from Equity Units, net of underwriting costs and commissions, before offering expenses	$ 1,000
Preferred Stock, Shares Issued | shares	1,043,050
Preferred stock (without par value, 50,000,000 shares authorized; 1,043,050 issued and outstanding at December 31, 2022 and December 31, 2021)	$ 838	$ 838
Forward Contract Indexed to Issuer's Equity, Forward Rate Per Share | $ / shares	$ 100	$ 100
Forward Contract Indexed to Issuer's Equity, Shares | shares	57,292,650
Forward Contract Indexed to Issuer's Equity, Settlement Rate | shares	3.8691	3.864
Shares Issued, Price Per Share | $ / shares	$ 25.85			$ 25.88
Forward Contract Indexed to Issuer's Equity, Interest Rate	0.06875
Forward Contract Indexed to Issuer's Equity, Present Value of Interest Payments	$ 89		$ 205
Accretion Expense	$ 5
Preferred Shares Deliverable Upon Early Settlement of Purchase Contracts	0.85
Corporate Unit, Notional Value	$ 1,043